Income tax (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Balance, start of period	$ (12,423)	$ (10,299)
Balance, start of period	(12,423)	(10,299)
Charged to the consolidated statement of comprehensive loss	2,373	(2,124)
Balance, end of period	(10,050)	(12,423)
Balance, end of period	(10,050)	(12,423)
Balance, start of period	12,423	10,299
Balance, start of period	(2,373)	2,124
Balance, start of period	10,050	12,423
Balance, start of period
Deferred Tax Liabilities Mineral Properties [Member]
IfrsStatementLineItems [Line Items]
Balance, start of period	(12,423)	(9,949)
Charged to the consolidated statement of comprehensive loss	2,373	(2,474)
Balance, end of period	(10,050)	(12,423)
Noncapital Losses 1 [Member]
IfrsStatementLineItems [Line Items]
Balance, start of period		(350)
Balance, end of period
Balance, start of period		350
Balance, start of period		2,474
Balance, start of period
Balance, start of period
Deferred Tax Liabilities Debt Issuance Cost [Member]
IfrsStatementLineItems [Line Items]
Charged to the consolidated statement of comprehensive loss		350
Noncapital Losses [Member]
IfrsStatementLineItems [Line Items]
Balance, start of period	(12,423)	(9,949)
Balance, end of period	(10,050)	(12,423)
Balance, start of period	12,423	9,949
Balance, start of period	(2,373)	(350)
Balance, start of period	$ 10,050	12,423
Balance, start of period